Leases - Lease Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 12	$ 9
Finance lease cost:
Amortization	3	1
Interest	33	33
Variable lease cost	23	21
Total lease cost	$ 71	$ 64